NOTE 14: EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Risk-free interest rate		0.76%	0.00%
Expected life	5 years	5 years
Expected volatility	100.00%	100.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.87%	0.00%	0.00%
Expected life	2 years
Expected volatility	100.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%